SCHEDULE OF COMPANIES SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Security matters (SMX) PLC [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Ireland	Ireland	[1]
Subsidiaries, percentage owned	100.00%	100.00%	[1]	100.00%	[1]
Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Australia	Australia
Subsidiaries, percentage owned	100.00%	100.00%		100.00%
Lionheart III corp [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	USA	USA	[2]
Subsidiaries, percentage owned	100.00%	100.00%	[2]	100.00%	[2]
SMX (security matters) ireland limited [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Ireland	Ireland	[1]
Subsidiaries, percentage owned	100.00%	100.00%	[1]	100.00%	[1]
SMX fashion and luxury [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	France	France
Subsidiaries, percentage owned	100.00%	100.00%		100.00%
True silver SMX platform ltd [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Canada	Canada
Subsidiaries, percentage owned	100.00%	100.00%		100.00%
SMX (security matters) israel ltd [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Israel	Israel
Subsidiaries, percentage owned	100.00%	100.00%		100.00%
Security matters canada ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Canada	Canada
Subsidiaries, percentage owned	100.00%	100.00%		100.00%
SMX beverages pty ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Australia	Australia
Subsidiaries, percentage owned	100.00%	100.00%		100.00%
SMX circular economy platform PTE, ltd. [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Singapore	Singapore	[1]
Subsidiaries, percentage owned	70.00%	70.00%	[1]	100.00%	[1]
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Australia	Australia
Subsidiaries, percentage owned	52.90%	52.90%	[1]	51.90%	[1]
SMX circular economy FZCO [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	UAE	UAE	[2]
Subsidiaries, percentage owned	100.00%		[2]		[2]
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Subsidiaries, country of incorporation	Canada	Canada
Subsidiaries, percentage owned	50.00%	50.00%		50.00%

[1]	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited). In July 2024, ownership in the subsidiary increased from 51.9% to 52.9%. See also note 3.
[2]	On March 26, 2025, subsequent balance sheet date, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates. See also note 28.